Condensed Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Treasury shares	864,485	1,124,485
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	446,769,891	440,715,769
Ordinary shares, shares outstanding	445,905,406	439,591,284
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	83,859,005	83,859,005
Ordinary shares, shares outstanding	83,859,005	83,859,005